Related party transactions	6 Months Ended
Dec. 31, 2023
Related party transactions
Related party transactions

34Related party transactions

As of 31 December 2023, trusts and other entities controlled by six lineal descendants of Mr. Malcolm Glazer collectively own 4.37% of our issued and outstanding Class A ordinary shares and all of our issued and outstanding Class B ordinary shares, representing 95.62% of the voting power of our outstanding capital stock.

At the date of this report and as a result of the transaction described in Note 33.2, the voting power controlled by the six lineal descendants of Mr. Malcolm Glazer is 69.1% and the voting power controlled by Sir Jim Ratcliffe is 27.7%.